Description of Business and Significant Accounting Policies (Schedule of Cash, Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description of Business and Significant Accounting Policies [Abstract]
Cash and cash equivalents	$ 198	$ 36		$ 19
Restricted cash, current	22	20		24
Restricted cash, noncurrent	261	206		108
Total cash, cash equivalents and restricted cash on the Condensed Statements of Consolidated Cash Flows	$ 481	$ 262	$ 207	$ 151	$ 98	$ 54